Fair value measurement	9 Months Ended
Sep. 30, 2016
Fair value measurement
Fair value measurement

3. Fair value measurement

The Company follows FASB accounting guidance on fair value measurements for financial assets and liabilities measured on a recurring basis. Because of their short term nature, the amounts reported in the balance sheet for cash and cash equivalents, and accounts payable approximate fair value.

The guidance requires fair value measurements to maximize the use of “observable inputs.” The three-level hierarchy of inputs to measure fair value are as follows:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity)

The following table sets forth the fair value of our financial assets by level within the fair value hierarchy. The noncurrent asset comprised of our investment in Antisense (ATL) common stock at December 31, 2015 is classified as Level II as we discounted the active market quoted price of the security to reflect our contractual restriction on selling the investment.  In March 2016, as part of the settlement with Antisense the investment in ATL common stock was returned to Antisense and written off.

Our financial assets are as follows (in thousands):

	As of September 30, 2016
	Level I	Level II	Level III	Total
Financial assets:
Cash equivalents	$23,713	$—	$—	$23,713
Total financial assets	$23,713	$—	$—	$23,713

	As of December 31, 2015
	Level I	Level II	Level III	Total
Financial assets:
Cash equivalents	$45,296	$—	$—	$45,296
Noncurrent asset	—	550	—	550
Total financial assets	$45,296	$550	$—	$45,846